Related Parties - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Due from related parties
Due from related parties		$ 40,154	$ 514
Due to related parties
Due to related parties		63,222	106,789
Borrowing			132,084	$ 29,630
Repayment		(25,468)	(133,924)	(78,609)
Loan made to related parties Lending		(39,348)		(1,472,562)
Loan made to related parties repayment			10,759	2,312,566
Dingxin Sun [Member]
Due from related parties
Due from related parties	[1]	40,154	514
Due to related parties
Due to related parties	[1]		25,012
Borrowing	[1]		132,084	29,630
Repayment	[1]	(25,468)	(133,924)
Loan made to related parties Lending	[1]	39,348		(1,068,027)
Loan made to related parties repayment	[1]			1,844,690
Shandong Dingxin Energy Saving Technology Group Co. Ltd. [Member]
Due to related parties
Due to related parties	[2]	63,222	81,777
Transactions with related parties	[2]	$ 55,668	53,678	45,904
Nature	[2]	Office Rental
Yantai Dingxin Environmental Protection Engineering Co. Ltd. [Member]
Due to related parties
Transactions with related parties	[3]			143,613
Nature	[3]	Purchase of vehicle
Yantai Dingxin Environmental Protection Engineering Co. Ltd. One [Member]
Due to related parties
Transactions with related parties	[3]			33,524
Nature	[3]	Vehicle rental
Shandong Yunguo E-commerce Co. Ltd. [Member]
Due to related parties
Transactions with related parties	[4]			101,708
Nature	[4]	Purchase of reagents
Youquan Zhu [Member]
Due to related parties
Borrowing	[5]
Repayment	[5]			(78,609)
Yantai Development Zone Xingshun Petroleum Co. Ltd. [Member]
Due to related parties
Loan made to related parties Lending	[6]			(11,489)
Loan made to related parties repayment	[6]		$ 10,759
Related Party [Member]
Due to related parties
Loan made to related parties Lending		39,348
Loan made to related parties repayment
Junrong Capital Holding (Shandong) Group Co. Ltd [Member]
Due to related parties
Loan made to related parties Lending	[7]			(393,046)
Loan made to related parties repayment	[7]			393,046
Yantai Special Enterprise Management Center (Limited partnership) [Member]
Due to related parties
Loan made to related parties Lending	[8]
Loan made to related parties repayment	[8]			$ 74,830

[1]	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.
[2]	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.
[3]	Yantai Dingxin Environmental Protection Engineering Co. Ltd.: the company directly controlled by Dingxin Sun.
[4]	Shandong Yunguo E-commerce Co. Ltd.: Youquan Zhu is the legal representative and actual controller of the company.
[5]	Youquan Zhu: the legal representative and actual controller of Shandong Yunguo E-commerce Co. Ltd.
[6]	Yantai Development Zone Xingshun Petroleum Co. Ltd.: the company directly controlled by Dingxin Sun. The amount was subsequently settled completely in December 2022.
[7]	Junrong Capital Holding (Shandong) Group Co. Ltd.: Youquan Zhu is the legal representative and actual controller of the company.
[8]	Yantai Special Enterprise Management Center (Limited partnership): Youquan Zhu is the company’s beneficial owner.